John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 95.5%		$353,665,651
(Cost $269,476,629)
China 9.1%		33,750,544
Alibaba Group Holding, Ltd., ADR (A)	34,302	8,706,877
Baidu, Inc., ADR (A)	24,049	5,651,996
NetEase, Inc., ADR	52,993	6,093,665
Niu Technologies, ADR (A)	32,752	1,432,245
Tencent Holdings, Ltd.	95,500	8,509,366
Xinyi Solar Holdings, Ltd.	1,534,000	3,356,395
France 6.1%		22,505,625
Kering SA	13,218	8,675,403
Schneider Electric SE	56,710	8,300,108
Worldline SA (A)(B)	65,422	5,530,114
Germany 3.2%		12,024,301
Siemens AG	54,029	8,371,251
Vonovia SE	54,711	3,653,050
Ireland 2.1%		7,658,215
Allegion PLC	61,008	6,528,466
Kingspan Group PLC (A)	16,642	1,129,749
Netherlands 1.5%		5,562,693
NXP Semiconductors NV	34,665	5,562,693
South Korea 0.7%		2,649,379
Coway Company, Ltd. (A)	42,660	2,649,379
Sweden 2.6%		9,694,488
Hexagon AB, B Shares	111,244	9,694,488
Switzerland 2.6%		9,525,439
Roche Holding AG	27,601	9,525,439
United Kingdom 3.6%		13,317,912
Bunzl PLC	187,843	6,029,680
Capri Holdings, Ltd. (A)	88,387	3,682,202
Unilever PLC	62,035	3,606,030
United States 64.0%		236,977,055
Alphabet, Inc., Class A (A)	4,069	7,435,528
Amedisys, Inc. (A)	8,410	2,416,277
AMETEK, Inc.	40,135	4,545,690
Applied Materials, Inc.	115,063	11,124,291
Arena Pharmaceuticals, Inc. (A)	25,750	1,911,680
ASGN, Inc. (A)	30,215	2,505,126
Blueprint Medicines Corp. (A)	19,767	1,912,457
Boston Scientific Corp. (A)	165,135	5,852,384
Cisco Systems, Inc.	85,347	3,804,769
Citrix Systems, Inc.	36,417	4,854,750
Comcast Corp., Class A	145,629	7,218,830
D.R. Horton, Inc.	82,672	6,349,210
Danaher Corp.	17,365	4,130,092
Dropbox, Inc., Class A (A)	103,353	2,338,878
Exelixis, Inc. (A)	97,694	2,169,784
Facebook, Inc., Class A (A)	19,383	5,007,210
Fidelity National Financial, Inc.	327,413	11,885,089
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Fidelity National Information Services, Inc.	59,565	$7,353,895
Fortune Brands Home & Security, Inc.	82,880	7,148,400
Gilead Sciences, Inc.	62,211	4,081,042
Global Blood Therapeutics, Inc. (A)	45,723	2,291,637
Global Payments, Inc.	37,853	6,681,812
II-VI, Inc. (A)	26,014	2,186,997
Intuit, Inc.	10,817	3,907,425
KLA Corp.	36,950	10,348,587
MAXIMUS, Inc.	66,703	5,006,727
Microsoft Corp.	34,351	7,968,058
Neurocrine Biosciences, Inc. (A)	20,298	2,227,706
NextEra Energy, Inc.	53,227	4,304,467
PayPal Holdings, Inc. (A)	24,151	5,658,821
Quest Diagnostics, Inc.	72,946	9,420,976
Stanley Black & Decker, Inc.	27,375	4,749,289
Synopsys, Inc. (A)	42,041	10,739,373
The Toro Company	96,381	9,083,909
Thermo Fisher Scientific, Inc.	25,382	12,937,205
Tractor Supply Company	26,400	3,741,936
TransUnion	45,461	3,956,925
Turning Point Therapeutics, Inc. (A)	18,922	2,374,522
UnitedHealth Group, Inc.	35,200	11,742,016
Visa, Inc., Class A	30,104	5,817,598

Zebra Technologies Corp., Class A (A)	20,075	7,785,687
Preferred securities 3.0%		$10,852,764
(Cost $5,376,112)
South Korea 3.0%		10,852,764
Samsung Electronics Company, Ltd.	166,409	10,852,764

Total investments (Cost $274,852,741) 98.5%	$364,518,415
Other assets and liabilities, net 1.5%	5,712,307
Total net assets 100.0%	$370,230,722

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-21:
Information technology	35.3%
Health care	19.7%
Industrials	16.8%
Communication services	10.7%
Consumer discretionary	9.6%
Financials	3.2%
Utilities	1.2%
Real estate	1.0%
Consumer staples	1.0%
Other assets and liabilities, net	1.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
China	$33,750,544	$21,884,783	$11,865,761	—
France	22,505,625	—	22,505,625	—
Germany	12,024,301	—	12,024,301	—
Ireland	7,658,215	6,528,466	1,129,749	—
Netherlands	5,562,693	5,562,693	—	—
South Korea	2,649,379	—	2,649,379	—
Sweden	9,694,488	—	9,694,488	—
Switzerland	9,525,439	—	9,525,439	—
United Kingdom	13,317,912	3,682,202	9,635,710	—
United States	236,977,055	236,977,055	—	—
Preferred securities	10,852,764	—	10,852,764	—
Total investments in securities	$364,518,415	$274,635,199	$89,883,216	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$3,637,851	$58,158	$(3,695,936)	$(109)	$36	$286	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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